Earnings Per Share - Summary of Earnings Per Share (Details) - GBP (£) £ / shares in Units, £ in Millions, shares in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Earnings per share
Earnings per share, basic	£ 1.512	£ 1.232	£ 2.497
Earnings per share - diluted	£ 1.507	£ 1.228	£ 2.490
Earnings per share - basic,Earnings	£ 3,457	£ 2,814	£ 5,704
Earnings per share - diluted,Earnings	£ 3,457	£ 2,814	£ 5,704
Earnings per share - basic,Shares	2,286	2,284	2,284
Earnings per share - diluted,Shares	2,294	2,291	2,291
Adjusted earnings per share
Adjusted earnings per share - basic	£ 1.583	£ 1.497	£ 3.248
Adjusted earnings per share - diluted	£ 1.578	£ 1.493	£ 3.238
Adjusted earnings per share - basic,Earnings	£ 3,619	£ 3,420	£ 7,418
Adjusted earnings per share - diluted,Earnings	£ 3,619	£ 3,420	£ 7,418
Adjusted earnings per share - basic,Shares	2,286	2,284	2,284
Adjusted earnings per share - diluted,Shares	2,294	2,291	2,291
Headline earnings per share
Headline earnings per share - basic	£ 1.519	£ 1.235	£ 2.681
Headline earnings per share - diluted	£ 1.514	£ 1.231	£ 2.673
Headline basic earnings per share, Earnings	£ 3,473	£ 2,821	£ 6,124
Headline diluted earnings per share, Earnings	£ 3,473	£ 2,821	£ 6,124
Headline earnings per share - basic,Shares	2,286	2,284	2,284
Headline earnings per share - diluted,Shares	2,294	2,291	2,291